Offerings	Mar. 13, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 70,360,696.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,716.81
Offering Note	(1) There are being registered hereunder such indeterminate number of shares of common stock and preferred stock of Stereotaxis, Inc. ("Stereotaxis"), such indeterminate number of debt securities or warrants to purchase common stock or preferred stock of Stereotaxis, and such indeterminate number of units comprised of the foregoing securities as shall have an aggregate initial offering price not to exceed $150,000,000. (2) The proposed maximum offering price per unit or share will be determined from time to time by Stereotaxis in connection with the issuance by Stereotaxis of securities registered hereunder, and is not specified as to each class of securities pursuant to General Instruction II.D of Form S-3. (3) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 and exclusive of accrued interest and dividends, if any. (4) Stereotaxis previously registered securities on Form S-3 (File No. 333-272102) filed on May 19, 2023, and declared effective on June 6, 2023 (the "Prior Registration Statement"), for which Stereotaxis paid a registration fee, some of which securities remain unsold as of the date hereof. Stereotaxis is hereby newly registering $70,360,696 of securities on this Registration Statement. Stereotaxis is also including the remaining unsold securities of $79,639,304 from the Prior Registration Statement in this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act ("Rule 415(a)(6)"). The registration fee of $8,919.60 relating to the $79,639,304 of unsold securities included in this Registration Statement pursuant to Rule 415(a)(6) will continue to be applied to those unsold securities registered pursuant to this Registration Statement, and no additional registration fee is being paid. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, Stereotaxis sells any such unsold securities under the Prior Registration Statement, Stereotaxis will identify in a pre-effective amendment to this Registration Statement the updated number of such unsold securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6), the offering of such unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. (5) Also includes such indeterminate number of shares of common stock or preferred stock or amount of debt securities as may be issued upon conversion of or exchange for any debt securities or preferred stock that provide for conversion into or exchange for other securities. No separate consideration will be received for the common stock or preferred stock or amount of debt securities issuable upon such conversion or exchange. Also includes such indeterminate number of shares of common stock or preferred stock or other securities of Stereotaxis to be issuable by Stereotaxis upon settlement of warrants. (6) The warrants may be combined with common stock, preferred stock or debt securities registered under this Registration Statement and sold as units. (7) Each unit consists of any combination of two or more of the securities registered hereby.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-272102
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-272102
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272102
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-272102
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-272102
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-272102
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 79,639,304.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272102
Carry Forward Initial Effective Date	Jun. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 8,919.60